Property, plant and equipment, net	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net
6	Property, plant and equipment, net

Property, plant and equipment, net consisted of the following:

	December 31,
	2010	2011
At cost
Land	$3,514	$4,485
Buildings and leasehold improvements	166,928	188,738
Plant and machinery	25,989	33,557
Electronic equipment, furniture and fixtures	70,727	87,175
Motor vehicles	2,112	2,244

Total	269,270	316,199
Less: Accumulated depreciation	(73,177)	(95,377)

	196,093	220,822
Construction in progress	11,543	17,130

Net book value	$207,636	$237,952

Depreciation expenses were $18,697, $18,775 and $23,215 for year ended December 31, 2009, 2010, and 2011, respectively.